Operating Segments_Details by reporting segment (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ 5,998,512		$ 5,522,983	₩ 5,893,706		₩ 5,650,951
Non-interest income(expense)		822,434			1,046,591		1,061,957
Impairment losses due to credit loss		(784,371)		(722,190)	(374,244)		(329,574)
General and administrative expense		(3,956,181)		(3,642,557)	(3,766,077)		(3,624,033)
Net operating income(expense)		2,080,394		1,915,472	2,799,976		2,759,301
Non-operating income (expense)		(79,143)		(72,870)	(76,927)		45,571
Net income(expense) before tax		2,001,251		1,842,602	2,723,049		2,804,872
Income tax expense		(486,002)		(447,474)	(685,453)		(753,223)
Net income(loss)		1,515,249		$ 1,395,128	2,037,596		₩ 2,051,649
Total assets		399,081,017			361,980,724
Total liabilities		₩ 372,355,172			₩ 336,488,392
Factors used to identify entitys reportable segments		The Group's reporting segments consist of banking, credit card, comprehensive finance and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed. Operational scope Banking : Loans/deposits and relevant services for Woori Bank and overseas subsidiaries' customers Credit card : Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd. Investment banking : Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd. Others : Woori Financial Group Inc., Woori Financial Capital Co., Ltd., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd.,Woori FIS Co., Ltd. and Woori Finance Research Institute,		The Group's reporting segments consist of banking, credit card, comprehensive finance and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed. Operational scope Banking : Loans/deposits and relevant services for Woori Bank and overseas subsidiaries' customers Credit card : Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd. Investment banking : Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd. Others : Woori Financial Group Inc., Woori Financial Capital Co., Ltd., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd.,Woori FIS Co., Ltd. and Woori Finance Research Institute,	The Group's reporting segments consist of banking, credit card, comprehensive finance and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed. Operational scope Banking : Loans/deposits and relevant services for Woori Bank and overseas subsidiaries' customers Credit card : Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd. Investment banking : Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd. Others : Woori Financial Group Inc., Woori Financial Capital Co., Ltd., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd.,Woori FIS Co., Ltd. and Woori Finance Research Institute,		The Group's reporting segments consist of banking, credit card, comprehensive finance and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed. Operational scope Banking : Loans/deposits and relevant services for Woori Bank and overseas subsidiaries' customers Credit card : Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd. Investment banking : Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd. Others : Woori Financial Group Inc., Woori Financial Capital Co., Ltd., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd.,Woori FIS Co., Ltd. and Woori Finance Research Institute,
Description of material reconciling items							For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
Depreciation and amortization		₩ 520,969			₩ 481,176		₩ 216,735	[1]
Reporting segment total
Inter segment transaction [Line Items]
Net Interest income(expense)		5,257,106			5,193,709		5,007,732
Non-interest income(expense)		2,533,283			2,580,508		1,894,122
Impairment losses due to credit loss		(755,630)			(293,335)		(226,296)
General and administrative expense		(4,208,121)			(4,023,308)		(3,905,993)
Net operating income(expense)		2,826,638			3,457,574		2,769,565
Non-operating income (expense)		(62,600)			(142,505)		64,255
Net income(expense) before tax		2,764,038			3,315,069		2,833,821
Income tax expense		(511,755)			(652,231)		(754,651)
Net income(loss)		2,252,283			2,662,838		2,079,169
Total assets		421,691,824			382,987,814
Total liabilities		371,430,004			336,149,069
Banking
Inter segment transaction [Line Items]
Net Interest income(expense)		4,545,155			4,583,386		4,453,511	[2]
Non-interest income(expense)		1,423,286			1,557,247		1,517,141	[2]
Impairment losses due to credit loss		(512,008)			(32,621)		4,913	[2]
General and administrative expense		(3,545,186)			(3,478,535)		(3,416,320)	[2]
Net operating income(expense)		1,911,247			2,629,477		2,559,245	[2]
Non-operating income (expense)		(57,027)			(151,348)		69,897	[2]
Net income(expense) before tax		1,854,220			2,478,129		2,629,142	[2]
Income tax expense		(437,288)			(616,110)		(713,178)	[2]
Net income(loss)		1,416,932			1,862,019		1,915,964	[2]
Total assets		374,120,064			347,819,743
Total liabilities		348,706,682			323,592,850
Depreciation and amortization	[1]						177,882
Credit Card
Inter segment transaction [Line Items]
Net Interest income(expense)		564,461			553,956		509,999	[2]
Non-interest income(expense)		3,648			31,842		59,971	[2]
Impairment losses due to credit loss		(195,816)			(259,604)		(227,144)	[2]
General and administrative expense		(207,301)			(190,062)		(170,765)	[2]
Net operating income(expense)		164,992			136,132		172,060	[2]
Non-operating income (expense)		(5,569)			13,889		(5,547)	[2]
Net income(expense) before tax		159,423			150,021		166,513	[2]
Income tax expense		(39,193)			(35,825)		(39,979)	[2]
Net income(loss)		120,230			114,196		126,534	[2]
Total assets		11,366,596			10,087,342
Total liabilities		9,312,986			8,299,175
Depreciation and amortization	[1]						11,477
Investment banking
Inter segment transaction [Line Items]
Net Interest income(expense)		78,302			54,077		43,081	[2]
Non-interest income(expense)		34,497			33,539		19,814	[2]
Impairment losses due to credit loss		(4,146)			(572)		(3,898)	[2]
General and administrative expense		(39,039)			(31,183)		(26,081)	[2]
Net operating income(expense)		69,614			55,861		32,915	[2]
Non-operating income (expense)		(775)			(3,501)		(295)	[2]
Net income(expense) before tax		68,839			52,360		32,621	[2]
Income tax expense		(5,902)			998		743	[2]
Net income(loss)		62,937			53,358		33,364	[2]
Total assets		4,332,474			3,398,960
Total liabilities		3,803,594			3,031,622
Depreciation and amortization	[1]						977
Ohters
Inter segment transaction [Line Items]
Net Interest income(expense)		69,188	[3]		2,290	[4]	1,142	[2],[5]
Non-interest income(expense)		1,071,852	[3]		957,880	[4]	297,196	[2],[5]
Impairment losses due to credit loss		(43,660)	[3]		(538)	[4]	(166)	[2],[5]
General and administrative expense		(416,595)	[3]		(323,528)	[4]	(292,826)	[2],[5]
Net operating income(expense)		680,785	[3]		636,104	[4]	5,345	[2],[5]
Non-operating income (expense)		771	[3]		(1,545)	[4]	199	[2],[5]
Net income(expense) before tax		681,556	[3]		634,559	[4]	5,545	[2],[5]
Income tax expense		(29,372)	[3]		(1,294)	[4]	(2,238)	[2],[5]
Net income(loss)		652,184	[3]		633,265	[4]	3,307	[2],[5]
Total assets		31,872,690	[3]		21,681,769	[4]
Total liabilities		9,606,742	[3]		1,225,422	[4]
Depreciation and amortization	[1]						26,398
Adjustments
Inter segment transaction [Line Items]
Net Interest income(expense)	[6]	741,406			699,997		643,219
Non-interest income(expense)	[6]	(1,710,849)			(1,533,917)		(832,165)
Impairment losses due to credit loss	[6]	(28,741)			(80,909)		(103,278)
General and administrative expense	[6]	251,940			257,231		281,960
Net operating income(expense)	[6]	(746,244)			(657,598)		(10,264)
Non-operating income (expense)	[6]	(16,543)			65,578		(18,684)
Net income(expense) before tax	[6]	(762,787)			(592,020)		(28,949)
Income tax expense	[6]	25,753			(33,222)		1,428
Net income(loss)	[6]	(737,034)			(625,242)		₩ (27,520)
Total assets	[6]	(22,610,807)			(21,007,090)
Total liabilities	[6]	₩ 925,168			₩ 339,323

[1]	Depreciation and amortization 216,735 million Won are included in General and administrative expense. There are the Banking (177,882 million Won), Credit card (11,477 million Won), Investment banking (977 million Won), others (26,398 million Won) of which total bis and adjustments (1 million Won), respectively.
[2]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
[3]	Other segments include gains and losses from Woori Financial Group Inc., Woori Financial Capital Co., Ltd. (Profit or loss for 3 months after incorporation into subsidiary), Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Co., Ltd..
[4]	Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Management Corp., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Co., Ltd.,
[5]	Other subsidiaries include gains and losses from Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc. and Woori Private Equity Asset Management Co., Ltd.
[6]	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.